UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Global Real Estate
Fund
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Global Real Estate Fund

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: February 28, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2025
Schwab Global Real Estate Fund
Ticker Symbol: SWASX

This
annual shareholder report
contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Global Real Estate Fund	$75	0.72%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund returned 8.73%. The MSCI ACWI Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 15.06%. The FTSE EPRA Nareit
Global Index (Net)
1
which returned 9.22%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Real estate stocks underperformed the broader market
■

As of the end of the reporting period, the fund held securities in 21 countries
■

Top detractors from total return:
●
Indonesian securities, including Ciputra Development Tbk. PT
●
Mexican securities
■

Top contributors to total return:
●
Securities from the United States, including Welltower, Inc.
●
Securities from the United Arab Emirates
■

From an individual security perspective:
●
Prologis, Inc. was the largest detractor from total return
●
Welltower, Inc. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Global Real Estate Fund | Annual Report
1
REG127166-00  00312276

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Global Real Estate Fund (05/31/2007) 1,2	8.73%	0.17%	2.62%
MSCI ACWI Index (Net) 3,4	15.06%	12.79%	9.11%
FTSE EPRA Nareit Global Index (Net) 3	9.22%	0.47%	1.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net). The MSCI ACWI
Index (Net) provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Global Real Estate Fund | Annual
Report

Statistics

Net Assets (thousands)	$290,391
Number of Holdings	107
Portfolio Turnover Rate	85%
Advisory Fees Paid by the Fund	$1,482,336
Weighted Average Market Cap (millions)	$26,470
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	1.4
Qualified Dividend Income	$2,804,187
Qualified Business Income Deduction (199A)	$5,999,893
Industry Weightings % of Investments

Top Holdings % of Net Assets

Country Weightings % of Investments

Portfolio holdings may have changed since the
report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab Global Real Estate Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4

Schwab Global Real Estate Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. One series has a fiscal year-end of the last day of February, whose annual financial statements are reported in Item 1, six series have a fiscal year-end of August 31, and one series has a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$283,400	$280,635	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $1,787,029     2023/2024: $4,105,914

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2025
Schwab Global Real Estate Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$6.12	$6.36	$7.66	$7.13	$7.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.20	0.19	0.16	0.15
Net realized and unrealized gains (losses)	0.34	(0.23)	(1.31)	0.68	(0.34)
Total from investment operations	0.53	(0.03)	(1.12)	0.84	(0.19)
Less distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.18)	(0.31)	(0.08)
Distributions from net realized gains	—	—	—	—	(0.13)
Total distributions	(0.21)	(0.21)	(0.18)	(0.31)	(0.21)
Net asset value at end of period	$6.44	$6.12	$6.36	$7.66	$7.13
Total return	8.73%	(0.38%)	(14.66%)	11.82%	(2.41%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.71%	0.85%[2,3]	1.05%	1.05%
Total expenses	0.72%	0.71%	0.88%[3]	1.10%	1.11%
Net investment income (loss)	2.98%	3.29%	2.91%	2.01%	2.24%
Portfolio turnover rate	85%	84%	88%	75%	72%
Net assets, end of period (x 1,000)	$290,391	$286,392	$299,811	$362,805	$281,229

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective June 27, 2022, the net operating expense limitation was lowered from 1.05% to 0.75%. The ratio presented for the period ended February 28, 2023, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 6.7%
BWP Trust	409,991	884,358
Charter Hall Group	55,736	595,056
Goodman Group	240,476	4,707,634
GPT Group	335,119	963,397
Scentre Group	2,840,393	5,968,491
Vicinity Ltd.	4,585,915	6,235,961
		19,354,897

Belgium 1.8%
Montea NV	29,104	1,935,190
Warehouses De Pauw CVA	146,395	3,181,310
		5,116,500

Brazil 0.8%
Construtora Tenda SA	408,600	1,022,255
Multiplan Empreendimentos Imobiliarios SA	387,650	1,379,373
		2,401,628

Canada 2.1%
Boardwalk Real Estate Investment Trust	40,705	1,794,762
Choice Properties Real Estate Investment Trust	179,970	1,704,226
Crombie Real Estate Investment Trust	20,000	195,196
H&R Real Estate Investment Trust	285,489	1,989,099
Primaris Real Estate Investment Trust	31,800	347,069
		6,030,352

China 1.8%
China Overseas Property Holdings Ltd.	3,815,000	2,493,797
China Resources Land Ltd.	474,000	1,587,234
Greentown China Holdings Ltd.	801,000	1,188,423
		5,269,454

France 2.5%
Covivio SA	95,984	5,229,671
Klepierre SA	48,788	1,550,044
Mercialys SA	44,722	495,232
		7,274,947

Germany 1.9%
TAG Immobilien AG *	370,804	5,437,927

Guernsey 1.3%
Sirius Real Estate Ltd.	3,874,539	3,835,666

Hong Kong 3.0%
CK Asset Holdings Ltd.	397,000	1,728,970
Hongkong Land Holdings Ltd.	64,500	291,960
Link REIT	701,500	3,188,378
Sun Hung Kai Properties Ltd.	164,000	1,543,487
Wharf Real Estate Investment Co. Ltd.	762,000	1,985,517
		8,738,312

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.4%
Ciputra Development Tbk. PT	17,863,660	857,313
Pakuwon Jati Tbk. PT	20,082,900	456,353
		1,313,666

Ireland 0.1%
Glenveagh Properties PLC *	269,298	418,976

Japan 8.0%
Activia Properties, Inc.	310	702,455
Hulic Co. Ltd.	248,900	2,323,725
Hulic Reit, Inc.	1,814	1,802,358
Invincible Investment Corp.	4,961	2,116,481
Japan Real Estate Investment Corp.	814	584,560
Mitsubishi Estate Co. Ltd.	353,300	5,196,246
Mitsui Fudosan Co. Ltd.	116,200	1,010,843
Mori Trust Reit, Inc.	1,236	502,416
NIPPON REIT Investment Corp.	4,097	2,260,583
Nomura Real Estate Master Fund, Inc.	658	613,595
Orix JREIT, Inc.	271	306,989
Sekisui House Reit, Inc.	7,317	3,789,800
Sumitomo Realty & Development Co. Ltd.	20,900	728,973
Tokyu REIT, Inc.	1,196	1,335,909
		23,274,933

Luxembourg 1.0%
Aroundtown SA *	513,045	1,470,419
Grand City Properties SA *	130,316	1,477,744
		2,948,163

Malaysia 1.8%
Eco World Development Group Bhd.	5,301,400	2,374,731
Mah Sing Group Bhd.	4,854,500	1,354,189
Sime Darby Property Bhd.	1,850,000	583,778
SP Setia Bhd. Group	3,386,500	1,022,942
		5,335,640

Philippines 0.1%
Robinsons Land Corp.	1,245,500	257,433

Singapore 1.2%
CapitaLand Integrated Commercial Trust	827,900	1,210,093
Keppel DC REIT	250,000	384,165
Mapletree Industrial Trust	1,231,000	1,806,927
		3,401,185

Spain 0.5%
Merlin Properties Socimi SA	129,386	1,394,909

Sweden 0.9%
Pandox AB	139,129	2,584,336

United Arab Emirates 2.2%
Emaar Development PJSC	891,619	3,137,447
Emaar Properties PJSC	902,520	3,333,810
		6,471,257

See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 1.4%
British Land Co. PLC	399,349	1,817,056
Land Securities Group PLC	259,066	1,847,920
Workspace Group PLC	55,000	299,486
		3,964,462

United States 60.0%
Alexander & Baldwin, Inc.	146,967	2,661,572
American Assets Trust, Inc.	143,171	3,215,621
American Homes 4 Rent, Class A	74,963	2,774,381
Americold Realty Trust, Inc.	109,697	2,515,352
AvalonBay Communities, Inc.	23,478	5,310,254
Brixmor Property Group, Inc.	246,028	6,878,943
COPT Defense Properties	109,823	2,968,516
CTO Realty Growth, Inc.	137,630	2,620,475
CubeSmart	93,749	3,869,959
Digital Realty Trust, Inc.	42,352	6,620,465
EastGroup Properties, Inc.	27,862	5,094,567
Empire State Realty Trust, Inc., Class A	305,055	2,827,860
EPR Properties	93,537	4,964,009
Equinix, Inc.	17,923	16,213,504
Equity LifeStyle Properties, Inc.	44,255	3,035,008
Equity Residential	41,702	3,093,037
Essential Properties Realty Trust, Inc.	32,006	1,047,236
Essex Property Trust, Inc.	28,349	8,832,698
Gladstone Commercial Corp.	237,642	3,856,930
Highwoods Properties, Inc.	23,891	695,945
Host Hotels & Resorts, Inc.	59,319	956,815
Innovative Industrial Properties, Inc.	14,340	1,031,763
Iron Mountain, Inc.	49,999	4,658,407
Kite Realty Group Trust	29,927	686,226
LTC Properties, Inc.	67,774	2,364,635
LXP Industrial Trust	203,845	1,826,451
National Health Investors, Inc.	16,881	1,209,861
NET Lease Office Properties *	17,500	567,700
NexPoint Residential Trust, Inc.	19,300	821,215
Omega Healthcare Investors, Inc.	161,518	5,950,323
Peakstone Realty Trust	151,254	1,715,220
Plymouth Industrial REIT, Inc.	52,227	905,616
Prologis, Inc.	107,216	13,286,207
Public Storage	20,213	6,137,071
Realty Income Corp.	36,879	2,103,209
Ryman Hospitality Properties, Inc.	18,153	1,795,150
SECURITY	NUMBER OF SHARES	VALUE ($)
Sabra Health Care REIT, Inc.	154,981	2,574,234
Simon Property Group, Inc.	42,271	7,866,210
SL Green Realty Corp.	18,800	1,213,352
STAG Industrial, Inc.	108,752	3,912,897
Tanger, Inc.	23,450	831,303
UDR, Inc.	90,396	4,084,091
Ventas, Inc.	31,603	2,186,296
VICI Properties, Inc.	126,330	4,104,462
Welltower, Inc.	79,940	12,271,589
		174,156,635
Total Common Stocks (Cost $258,462,478)		288,981,278
Total Investments in Securities (Cost $258,462,478)		288,981,278

*	Non-income producing security.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Diversified REITs	14.1%
Industrial REITs	13.8%
Retail REITs	13.8%
Health Care REITs	9.1%
Multi-Family Residential REITs	8.2%
Data Center REITs	8.0%
Real Estate Operating Companies	7.2%
Real Estate Development	5.9%
Other Specialized REITs	4.7%
Self Storage REITs	3.5%
Diversified Real Estate Activities	3.2%
Office REITs	2.9%
Single-Family Residential REITs	2.0%
Hotel & Resort REITs	1.7%
Other (a)	1.4%
Total	99.5%

(a)	Includes holdings within industries that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$189,008,617	$—	$—	$189,008,617
Australia	—	19,354,897	—	19,354,897
Belgium	—	5,116,500	—	5,116,500
China	—	5,269,454	—	5,269,454
France	—	7,274,947	—	7,274,947
Germany	—	5,437,927	—	5,437,927
Hong Kong	—	8,738,312	—	8,738,312
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of February 28, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Indonesia	$—	$1,313,666	$—	$1,313,666
Ireland	—	418,976	—	418,976
Japan	—	23,274,933	—	23,274,933
Luxembourg	—	2,948,163	—	2,948,163
Malaysia	—	5,335,640	—	5,335,640
Philippines	—	257,433	—	257,433
Singapore	—	3,401,185	—	3,401,185
Spain	—	1,394,909	—	1,394,909
United Arab Emirates	—	6,471,257	—	6,471,257
United Kingdom	—	3,964,462	—	3,964,462
Total	$189,008,617	$99,972,661	$—	$288,981,278

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Assets and Liabilities

As of February 28, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $258,462,478)		$288,981,278
Foreign currency, at value (cost $1,348,176)		1,347,575
Receivables:
Investments sold		4,462,337
Dividends		645,554
Foreign tax reclaims		244,184
Fund shares sold		27,040
Prepaid expenses	+	2,786
Total assets		295,710,754

Liabilities
Payables:
Investments bought		2,404,650
Fund shares redeemed		2,072,617
Due to custodian		650,473
Investment adviser and administrator fees		111,744
Shareholder service fees		32,909
Accrued expenses	+	47,756
Total liabilities		5,320,149
Net assets		$290,390,605

Net Assets by Source
Capital received from investors		$333,679,156
Total distributable loss	+	(43,288,551)
Net assets		$290,390,605

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$290,390,605		45,061,335		$6.44

See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Operations

For the period March 1, 2024 through February 28, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $498,211)		$10,876,330
Other Interest		6,862
Interest received from securities - unaffiliated issuers		305
Securities on loan, net	+	6,544
Total investment income		10,890,041

Expenses
Investment adviser and administrator fees		1,482,336
Shareholder service fees		439,364
Portfolio accounting fees		64,389
Professional fees		47,393
Registration fees		25,373
Custodian fees		23,983
Shareholder reports		15,594
Independent trustees’ fees		10,215
Transfer agent fees		2,236
Other expenses	+	7,206
Total expenses	–	2,118,089
Net investment income		8,771,952

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		5,055,852
Net realized gains on foreign currency transactions	+	6,588
Net realized gains		5,062,440
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		10,935,486
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	19,059
Net change in unrealized appreciation (depreciation)	+	10,954,545
Net realized and unrealized gains		16,016,985
Increase in net assets resulting from operations		$24,788,937
See financial notes
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/24-2/28/25		3/1/23-2/29/24
Net investment income		$8,771,952	$9,436,913
Net realized gains (losses)		5,062,440	(27,578,583)
Net change in unrealized appreciation (depreciation)	+	10,954,545	16,739,256
Increase (decrease) in net assets resulting from operations		$24,788,937	($1,402,414 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,641,834 )	($9,934,041 )

TRANSACTIONS IN FUND SHARES
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,389,133	$21,463,606	2,767,403	$16,661,759
Shares reinvested		1,408,652	8,935,628	1,516,731	9,174,760
Shares redeemed	+	(6,520,702)	(41,548,170)	(4,613,463)	(27,918,816)
Net transactions in fund shares		(1,722,917)	($11,148,936 )	(329,329)	($2,082,297 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/24-2/28/25			3/1/23-2/29/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,784,252	$286,392,438	47,113,581	$299,811,190
Total increase (decrease)	+	(1,722,917)	3,998,167	(329,329)	(13,418,752)
End of period		45,061,335	$290,390,605	46,784,252	$286,392,438
See financial notes

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB INVESTMENTS
Schwab Global Real Estate Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Global Real Estate Fund seeks capital growth and income consistent with prudent investment management. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of real estate companies and companies related to the real estate industry.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of February 28, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2025, the fund had no securities on loan.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the  ex-dividend date is confirmed.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations, if any. Foreign taxes accrued as of February 28, 2025, are reflected in the fund’s Statement of Assets and Liabilities, if any.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.50% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.75%. The above expense limitation also excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 28, 2025, as applicable:
Schwab Monthly Income Fund - Flexible Payout	2.2%
Schwab Monthly Income Fund - Income Payout	1.1%
Schwab Monthly Income Fund - Target Payout	1.2%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.6%
Schwab Target 2025 Fund	4.2%
Schwab Target 2030 Fund	13.0%
Schwab Target 2035 Fund	9.5%
Schwab Target 2040 Fund	20.6%
Schwab Target 2045 Fund	5.9%
Schwab Target 2050 Fund	6.0%
Schwab Target 2055 Fund	4.6%
Schwab Target 2060 Fund	1.8%
Schwab Target 2065 Fund	0.5%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended February 28, 2025, the fund had no interfund transactions.

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

5. Borrowing from Banks (continued):
amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended February 28, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$248,060,627	$258,259,140

7. Federal Income Taxes:
As of February 28, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$261,342,499	$40,397,927	($12,759,148 )	$27,638,779

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the realization for tax purposes of unrealized appreciation on investments in PFICs. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$3,132,147	$27,638,779	$1,725	($74,061,202 )	($43,288,551 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the fund had capital loss carryforwards of $74,061,202.
For the fiscal year ended February 28, 2025, the fund had capital loss carryforwards utilized of $4,300,632.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$9,641,834	$9,934,041
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended February 28, 2025, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

Schwab Global Real Estate Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Global Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Global Real Estate Fund (the “Fund”), one of the funds constituting Schwab Investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Global Real Estate Fund | Annual Holdings and Financial Statements

MFR41206-17
00312263

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Global Real Estate Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2025